Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2019			2018
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€38	€5,024	€5,062	€34	€4,475	€4,509
Health care and life insurance plans	132	2,157	2,289	134	2,082	2,216
Other post-employment benefits	63	730	793	82	737	819
Other provisions for employees	311	596	907	345	581	926
Total Employee benefits liabilities	€544	€8,507	€9,051	€595	€7,875	€8,470

Defined benefit obligations
The following table summarizes changes in the pension plans:

	2019				2018
	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)
	(€ million)
At January 1	€22,767	€(18,819)	€13	€3,961	€25,528	€(21,218)	€14	€4,324
Included in the Consolidated Income Statement	1,111	(713)	—	398	1,189	(680)	—	509
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(359)	—	—	(359)	(196)	—	—	(196)
Financial assumptions	2,773	—	—	2,773	(1,530)	—	—	(1,530)
Return on assets	—	(2,454)	—	(2,454)	—	1,530	—	1,530
Changes in the effect of limiting net assets	—	—	3	3	—	—	(1)	(1)
Changes in exchange rates	618	(564)	2	56	792	(584)	—	208
Other:
Employer contributions	—	(48)	—	(48)	—	(756)	—	(756)
Plan participant contributions	2	(2)	—	—	2	(2)	—	—
Benefits paid	(1,520)	1,506	—	(14)	(1,568)	1,556	—	(12)
Settlements paid	(394)	394	—	—	(1,187)	1,187	—	—
Transfer to Liabilities held for sale	—	—	—	—	(268)	126	—	(142)
Other changes	26	(29)	—	(3)	5	22	—	27
At December 31	€25,024	€(20,729)	€18	€4,313	€22,767	€(18,819)	€13	€3,961
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2019	2018
	(€ million)
Present value of obligations at January 1	€819	€987
Included in the Consolidated Income Statement	20	23
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	11	2
- Financial assumptions	41	(5)
Effect of movements in exchange rates	3	(3)
Other:
Benefits paid	(90)	(50)
Transfer to Liabilities held for sale	(20)	(98)
Other changes	9	(37)
Present value of obligations at December 31	€793	€819
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2019	2018
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€25,024	€22,767
Health care and life insurance plans	2,289	2,216
Other post-employment benefits	793	819
Total present value of defined benefit obligations (a)	28,106	25,802

Fair value of plan assets (b)	20,729	18,819
Asset ceiling (c)	18	13
Total net defined benefit plans (a - b + c)	7,395	6,996
of which:
Net defined benefit liability (d)	8,144	7,544
Defined benefit plan asset	(749)	(548)

Other provisions for employees (e)	907	926
Total Employee benefits liabilities (d + e)	€9,051	€8,470
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2019	2018
	(€ million)
Present value of obligations at January 1	€2,216	€2,279
Included in the Consolidated Income Statement	115	110
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(215)	37
- Financial assumptions	251	(161)
Effect of movements in exchange rates	57	81
Other:
Benefits paid	(135)	(128)
Transfer to Liabilities held for sale	—	(2)
Present value of obligations at December 31	€2,289	€2,216

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2020	€1,524
2021	€1,483
2022	€1,472
2023	€1,460
2024	€1,465
2025-2029	€7,282
The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2020	€132
2021	€131
2022	€129
2023	€129
2024	€128
2025-2029	€633

Amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Current service cost	€20	€22	€22
Interest expense	96	88	98
Past service costs/(credits) and losses/(gains) arising from settlements	(1)	—	—
Total recognized in the Consolidated Income Statement	€115	€110	€120
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Current service cost	€6	€9	€9
Interest expense	12	14	11
Past service costs/(credits) and losses/(gains) arising from settlements	1	—	—
Items relating to discontinued operations	1	—	3
Total recognized in the Consolidated Income Statement	€20	€23	€23
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Current service cost	€156	€172	€169
Interest expense	969	925	1,083
Interest income	(795)	(759)	(907)
Other administration costs	82	79	94
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(14)	92	(3)
Items relating to discontinued operations	—	—	6
Total recognized in the Consolidated Income Statement	€398	€509	€442

Fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31,
	2019		2018
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€699	€681	€672	€615
U.S. equity securities	1,407	1,405	1,286	1,284
Non-U.S. equity securities	781	781	784	757
Commingled funds	1,596	422	1,833	606
Equity instruments	3,784	2,608	3,903	2,647
Government securities	3,179	1,191	2,717	916
Corporate bonds (including convertible and high yield bonds)	5,553	—	4,944	—
Other fixed income	1,536	174	1,307	86
Fixed income securities	10,268	1,365	8,968	1,002
Private equity funds	2,297	—	2,066	—
Commingled funds	65	62	56	53
Real estate funds	1,349	3	1,392	3
Hedge funds	2,072	38	1,676	26
Investment funds	5,783	103	5,190	82
Insurance contracts and other	195	66	86	12
Total fair value of plan assets	€20,729	€4,823	€18,819	€4,358

Weighted average assumptions
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2019		2018
	U.S.	Canada	U.S.	Canada
Discount rate	3.4%	3.1%	4.4%	3.8%
Salary growth	1.5%	1.0%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.4%	4.0%	4.4%	4.0%
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2019			2018
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	3.3%	3.1%	2.0%	4.4%	3.8%	2.8%
Future salary increase rate	—%	3.5%	2.7%	—%	3.5%	3.0%